Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net remeasurement of post employment benefit plans
Group	£ 616	£ 16	£ 38
Associates and joint ventures	5	3	(14)
Non-controlling interests	(1)	0	0
Tax on post employment benefit plans	(123)	(46)	(21)
Changes in the fair value of equity investments at fair value through other comprehensive income	(12)	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	485	(27)	3
Exchange differences on translation of foreign operations
Group	1,128	(1,233)	(104)
Associates and joint ventures	60	(240)	82
Non-controlling interests	171	(173)	(37)
Net investment hedges	(623)	810	(227)
Exchange loss recycled to the income statement
On disposal of foreign operations	63	0	4
Tax on exchange differences – group	(6)	(9)	4
Tax on exchange differences – non-controlling interests	0	(1)	0
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group	233	(298)	221
Transaction exposure hedging of the group	(172)	101	(43)
Hedges by associates and joint ventures	(15)	(1)	6
Commodity price risk hedging of the group	78	41	(11)
Recycled to income statement – hedge of foreign currency debt of the group	239	(175)	75
Recycled to income statement – transaction exposure hedging of the group	(42)	(10)	(42)
Recycled to income statement – commodity price risk hedging of the group	46	2	(8)
Tax on effective portion of changes in fair value of cash flow hedges	32	(6)	(23)
Hyperinflation adjustments	365	(17)	(18)
Tax on hyperinflation adjustments	(74)	5	4
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	997	(838)	(167)
Other comprehensive income/(loss), net of tax, for the year	1,482	(865)	(164)
Profit for the year	3,338	2,799	1,454
Total comprehensive income for the year	4,820	1,934	1,290
Attributable to:
Equity shareholders of the parent company	4,561	1,969	1,282
Non-controlling interests	£ 259	£ (35)	£ 8